Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Financial Income and Expenses

	2023 $m	2022 $m	2021 $m

Financial income

Financial income on deposits and money market funds	33	17	2

Interest income on loans and other assets	6	5	6

	39	22	8

Financial expenses

Interest expense on external borrowings	85	92	109

Interest expense on lease liabilities	29	29	29

Unwind of discount on deferred purchase consideration	1	–	1

Foreign exchange gains	(35)	(10)	–

Other charges	11	7	8

	91	118	147